Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (7,322,805)	$ (431,544)	$ 937,609
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	40,028	40,560	40,385
Amortization of intangible assets	635,324	259,997	146,401
Investment (gain) loss	229	(532)	(337)
Share-based payments	1,085,333
Allowance for (reversal of) expected credit losses	(18,202)	311,539	13,864
Changes in operating assets and liabilities
Accounts receivable	(334,941)	(44,117)	(688,332)
Deposits, other receivables and prepayments	(1,106,346)	(871,381)	(5,035)
Deferred tax assets			54,049
Accruals and other payables	20,448	202,287	227,975
Contract liabilities	(209,369)	269,491	(106,621)
Deferred tax liabilities	969,162	(52,426)	48,967
Tax payables	(76,682)		128,280
Net cash generated from (used in) operating activities	(6,317,821)	(316,126)	797,205
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(818)
Purchase of intangible assets	(3,837,408)	(2,832,115)	(437,874)
Prepayments for acquisition of intangible assets	(280,644)		(128,000)
Net cash used in investing activities	(4,118,052)	(2,832,115)	(566,692)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment for bank borrowings	(17,341)	(64,966)	(17,841)
Proceeds from initial public offerings		4,019,673
Proceeds from placements	12,344,129
Deferred offering costs		(620,193)	(346,090)
Advance (to) from a director	679,465		(18,414)
Repayment from a director		59,498	38,878
Repayment to related parties			(380,077)
Settlement of subscription receivables by shareholders			243,770
Net cash (used in) generated from financing activities	13,006,253	3,394,012	(479,774)
NET CHANGE IN CASH AND CASH EQUIVALENTS	2,570,380	245,771	(249,261)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	250,312	12,783	261,377
NET FOREIGN EXCHANGE DIFFERENCES	(15,284)	(8,242)	667
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	2,805,408	250,312	12,783
SUPPLEMENTARY CASH FLOW INFORMATION:
Interest received	792	1,826	748
Interest paid	(12,437)	(17,111)	(17,383)
NON-CASH FINANCING ACTIVITIES:
Offering cost offset against gross proceeds		680,090
Initial recognition of lease obligations related to right-of-use assets	$ 116,223	$ 181,693